Purchase Obligations - Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Purchase Obligations
Contractual obligations for acquisition of property, plant, and equipment and intangible assets.	€ 270	€ 164
Other purchase obligations	9,322	10,377
Purchase obligations	€ 9,592	€ 10,541